Fees and Expenses	May 28, 2026
Corgi All World 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$66

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Brazil 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi China 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fis
c
al year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Chinese Internet 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Emerging Markets 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Europe Equities 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Ex-U.S. Equities 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi India 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Large-Cap 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$66

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Mega-Cap Growth 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Mid-Cap 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Small-Cap 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi South Korea 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Taiwan 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Consumer Discretionary 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Consumer Staples 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Biotech 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Energy 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Total U.S. Market 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Financials 2x Daily ETF
Prospectus [Line Items]
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pur sua
nt to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Financials 2x Daily ETF | U.S. Financials 2x Daily ETF Shares
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Corgi U.S. Growth 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Healthcare 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Industrials 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Infrastructure 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Materials 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Micro-Cap 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
U.S. Real Estate 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Regional Banks 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Semiconductors 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Technology 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. Utilities 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi All Commodities 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Aerospace & Commercial Aviation 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi AI Cybersecurity 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Battery Energy Storage Systems 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available
Corgi Bay Area Based 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Beauty, Skincare & Aesthetics 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Coffee & Energy Drinks 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Crypto Infrastructure 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Data And Surveillance 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Genomics & Precision Medicine 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi High Voltage Grid Equipment 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Lifestyle Brands 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Longevity Consumer 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Mag 7 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$66

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Natural Gas Power & Turbines 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi NYC Based 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Ports, Rail & Freight 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Robots & Humanoids 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Shipping & Global Logistics 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, No Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Sports Betting & Gambling 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Travel And Leisure 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. War Machine 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Buy Now Pay Later 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Space & Satellite Communications 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi IP Licensing & Royalties 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Drones & Urban Air Mobility 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi AGIX 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Lithography & Semiconductor Photonics 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Quantum Computing 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$45	$148

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.